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                     SUPPLEMENT DATED NOVEMBER 9, 1998, TO
                       THE PROSPECTUS DATED MAY 1, 1998
                      FUTURE DIMENSIONS VARIABLE ANNUITY
                    A FLEXIBLE PREMIUM DEFERRED COMBINATION
                      FIXED AND VARIABLE ANNUITY CONTRACT
                                  Issued by:
                       SOUTHLAND LIFE INSURANCE COMPANY
                                      and
                         SOUTHLAND SEPARATE ACCOUNT A1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION THAT APPEARS ON THE PROSPECTUS PAGES
 NOTED BELOW.  YOU SHOULD READ THE SUPPLEMENT CAREFULLY AND KEEP IT WITH YOUR
                       PROSPECTUS FOR FUTURE REFERENCE.

The address of the Customer Service Center appearing on the cover page, page 1 and page 35 is changed to the following:

        Southland Customer Service Center       for overnight delivery
        PO Box 11520 Church Street Station      ----------------------
        New York, NY 10286-1520                 230 Park Avenue, Suite 966
                                                New York, NY 10169

                       * * * * * * * * * * * * * * * * *

The references to the "Withdrawal Transaction Charge" appearing on pages 4, 10, 18, 19, 22 and 29 are modified by the following:

        We have eliminated the Withdrawal Transaction Charge.

                       * * * * * * * * * * * * * * * * *

The reference to the number of Subaccounts to which you may allocate Purchase Payments appearing on page 17 under "Crediting and Allocation of Purchase Payments" is modified by the following:

        You may allocate Purchase Payments among any or all Subaccounts available.

                       * * * * * * * * * * * * * * * * *

The reference to the number of Subaccounts to which you may make transfers under Dollar Cost Averaging appearing on page 21 under "Dollar Cost Averaging Facility" is modified by the following:

        You may elect to make transfers from the VIP Money Market Subaccount to any or all Subaccounts available.

                       * * * * * * * * * * * * * * * * *
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The references to how you can terminate Dollar Cost Averaging appearing on page
17 under "Dollar Cost Averaging Facility" are modified by the following:

        You may specify a date for Dollar Cost Averaging to terminate. You may not specify a dollar amount for the VIP Money Market Accumulation Value at which Dollar Cost Averaging would terminate.

                        * * * * * * * * * * * * * * *

The references to the election of Automatic Rebalancing appearing on pages 21 and 22 under "Automatic Rebalancing" are modified by the following:

        We will begin automatic transfers under the program on the last Valuation Date of the applicable calendar period in which we receive your election to participate in the program. You may elect to have your allocations among the Subaccounts rebalanced on a quarterly, semi-annual, or annual calendar basis.

                        * * * * * * * * * * * * * * *

The reference to allocation of the charge on excess transfers appearing on page 30 under "Excess Transfer Charge" is modified by the following:

        The charge will be deducted from the Subaccounts and the Guaranteed Interest Account from which each additional transfer is made. The deduction will be in proportion to the amount being transferred from each such Subaccount and the Guaranteed Interest Account.

                        * * * * * * * * * * * * * * *

The references to administrative services appearing on page 35 under "Customer Service Center" is modified by the following:

        Pursuant to an administrative services agreement, Golden American Life Insurance Company provides administrative services for Southland and operates the Customer Service Center. Golden American Life Insurance Company is an affiliate of Southland.